Shareholder Report, Holdings (Details) - ZEGA Buy and Hedge ETF	Oct. 31, 2025
SPDR S&P 500 ETF, Expiration: 12/19/2025; Exercise Price: $205.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.30%
U.S. Treasury Bill, 7/9/2026, 3.66% [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
U.S. Treasury Bill, 2/19/2026, 3.73% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
U.S. Treasury Note/Bond, 1/15/2026, 3.88% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
U.S. Treasury Bill, 11/6/2025, 1.92% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
U.S. Treasury Bill, 8/6/2026, 3.70% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
U.S. Treasury Bill, 4/9/2026, 3.75% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SPDR S&P 500 ETF, Expiration: 12/18/2026; Exercise Price: $615.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
SPDR S&P 500 ETF, Expiration: 9/18/2026; Exercise Price: $615.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
SPDR S&P 500 ETF, Expiration: 6/30/2026; Exercise Price: $615.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.80%
U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%